Loss Per Share - Antidilutive (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Warrant [Member]
Loss Per Share
Share excluded from the calculation of diluted net loss per ordinary share	22,900,000	22,900,000	22,900,000
Earn out Shares [Member]
Loss Per Share
Share excluded from the calculation of diluted net loss per ordinary share	14,000,000	14,000,000	14,000,000
Original Option Units
Loss Per Share
Share excluded from the calculation of diluted net loss per ordinary share	8,121,227	7,848,887	8,217,559	7,850,915	5,886,303
Additional Option Units
Loss Per Share
Share excluded from the calculation of diluted net loss per ordinary share	360,440	401,439	374,334	270,527
Restricted share units
Loss Per Share
Share excluded from the calculation of diluted net loss per ordinary share	1,738,338	1,738,338	1,738,338	1,738,338	1,738,338
Liability-settled share-based award to non-employee
Loss Per Share
Share excluded from the calculation of diluted net loss per ordinary share	200,000		200,000
Convertible notes
Loss Per Share
Share excluded from the calculation of diluted net loss per ordinary share	6,752,041	6,752,041	6,752,041	6,752,041
Earn in Shares [Member]
Loss Per Share
Share excluded from the calculation of diluted net loss per ordinary share	1,400,000		1,400,000